Securitizations and Variable Interest Entities, Significant Continuing Involvement - Unconsolidated VIEs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,553,824	$ 1,463,183
Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,268,494	1,135,629
Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	49,794	61,461
Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	168,126	179,007
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,940	11,240
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	8,155	9,757
Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,404	9,606
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	20,098	19,257
Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,641	12,191
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	4,771	6,318
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,401	18,717
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	35,664	39,799
Maximum exposure to loss	35,664	39,799
Debt and equity interests [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	3,620	4,682
Maximum exposure to loss	3,620	4,682
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,188	2,460
Maximum exposure to loss	2,188	2,460
Debt and equity interests [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,081	7,063
Maximum exposure to loss	7,081	7,063
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	13	1,107
Maximum exposure to loss	13	1,107
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,962	9,511
Maximum exposure to loss	7,962	9,511
Debt and equity interests [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,155	6,942
Maximum exposure to loss	7,155	6,942
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	5,180	4,119
Maximum exposure to loss	5,180	4,119
Debt and equity interests [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,439	2,019
Maximum exposure to loss	1,439	2,019
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	49	0
Maximum exposure to loss	49	0
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	977	1,896
Maximum exposure to loss	977	1,896
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	11,114	12,080
Maximum exposure to loss	11,114	12,080
Servicing assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	10,336	11,070
Maximum exposure to loss	10,336	11,070
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	284	353
Maximum exposure to loss	284	353
Servicing assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	466	623
Maximum exposure to loss	466	623
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	28	34
Maximum exposure to loss	28	34
Variable Interest Entity Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	786	643
Maximum exposure to loss	1,340	2,487
Variable Interest Entity Derivatives [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	1
Maximum exposure to loss	0	1
Variable Interest Entity Derivatives [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	404	349
Maximum exposure to loss	446	538
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	471	193
Maximum exposure to loss	471	874
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(104)	(130)
Maximum exposure to loss	104	130
Variable Interest Entity Derivatives [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1	40
Maximum exposure to loss	1	41
Variable Interest Entity Derivatives [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	14	190
Maximum exposure to loss	318	903
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(3,255)	(2,463)
Maximum exposure to loss	8,179	6,170
Other commitments and guarantees [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1,690)	(975)
Maximum exposure to loss	5,061	3,657
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(53)	(48)
Maximum exposure to loss	353	295
Other commitments and guarantees [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	144	0
Maximum exposure to loss	144	0
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	1,967	1,504
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1,657)	(1,439)
Maximum exposure to loss	247	0
Other commitments and guarantees [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	261	523
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	27	41
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1	(1)
Maximum exposure to loss	119	150
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	44,309	50,059
Maximum exposure to loss	56,297	60,536
Net assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	12,266	14,777
Maximum exposure to loss	19,017	19,409
Net assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,419	2,766
Maximum exposure to loss	2,825	3,109
Net assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,951	8,035
Maximum exposure to loss	7,993	8,224
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	628	1,300
Maximum exposure to loss	628	1,981
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,962	9,511
Maximum exposure to loss	7,962	9,511
Net assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,051	6,812
Maximum exposure to loss	9,226	8,576
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	3,523	2,680
Maximum exposure to loss	5,427	4,119
Net assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,440	2,059
Maximum exposure to loss	1,701	2,583
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	49	0
Maximum exposure to loss	76	41
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,020	2,119
Maximum exposure to loss	$ 1,442	$ 2,983